SHARE-BASED COMPENSATION - Schedule of Compensation Expense Recognized for Non-vested Shares (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Options
SHARE-BASED COMPENSATION
Total-share based compensation expense	¥ 1,550,137	¥ 1,035,787	¥ 552,409
Options | Cost of revenues
SHARE-BASED COMPENSATION
Total-share based compensation expense	53,104	59,874	62,224
Options | Research and development
SHARE-BASED COMPENSATION
Total-share based compensation expense		4,785	6,944
Options | Sales and marketing
SHARE-BASED COMPENSATION
Total-share based compensation expense	53,133	35,546	6,806
Options | General and administrative
SHARE-BASED COMPENSATION
Total-share based compensation expense	1,443,900	935,582	476,435
Non-vested shares
SHARE-BASED COMPENSATION
Total-share based compensation expense	1,517,904	423,968	487,563
Non-vested shares | Cost of revenues
SHARE-BASED COMPENSATION
Total-share based compensation expense	21,722	29,057	27,806
Non-vested shares | Research and development
SHARE-BASED COMPENSATION
Total-share based compensation expense			3,692
Non-vested shares | Sales and marketing
SHARE-BASED COMPENSATION
Total-share based compensation expense	63,321	40,655	11,741
Non-vested shares | General and administrative
SHARE-BASED COMPENSATION
Total-share based compensation expense	¥ 1,432,861	¥ 354,256	¥ 444,324